Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Investments USD ($)	Mar. 31, 2013 Investments JPY (¥)	Mar. 31, 2012 Investments JPY (¥)	Mar. 31, 2011 Investments JPY (¥)	Mar. 31, 2013 Derivative financial instruments USD ($)	Mar. 31, 2013 Derivative financial instruments JPY (¥)	Mar. 31, 2012 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 68	¥ 6,423	¥ 6,794	¥ 19,026	$ 18	¥ 1,684		¥ 13,134	$ 50	¥ 4,739	¥ 6,794	¥ 5,892
Total gains (losses)
Included in earnings	22	2,142	6,476	31,771	0	24		433	22	2,118	6,476	31,338
Included in other comprehensive income (loss)	1	58		779	1	58		779
Purchases and issuances	38	3,607			38	3,607
Purchases, issuances and settlements				(9,191)				(810)				(8,381)
Settlements	(41)	(3,906)	(3,832)		(16)	(1,563)			(25)	(2,343)	(3,832)
Other	39	3,692	(3,015)	(35,591)	32	3,079	1,684	(13,536)	7	613	(4,699)	(22,055)
Balance at end of year	$ 127	¥ 12,016	¥ 6,423	¥ 6,794	$ 73	¥ 6,889	¥ 1,684		$ 54	¥ 5,127	¥ 4,739	¥ 6,794